Note 7 - Intangible Assets, Net and Goodwill	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Note 7 - Intangible Assets, Net and Goodwill

Note 7 - Intangible Assets, Net and Goodwill

The carrying values of amortizable intangible assets are summarized as follows:

	September 30, 2025
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trade name	$200,000	$35,000	$165,000
Developed technology	650,000	284,378	365,622
Customer relationships	50,000	21,875	28,125
In-place leases	5,236,742	1,875,772	3,360,970
	$6,136,742	$2,217,025	$3,919,717

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Trade name	$200,000	$30,000	$180,000
Developed technology	650,000	162,500	487,500
Customer relationships	50,000	12,500	37,500
	$900,000	$195,000	$705,000

Amortization expense related to intangible assets for the nine months ended September 30, 2025 and 2024 was $2,022,025 and $146,250, respectively. Amortization expense related to intangible assets for the three months ended September 30, 2025 and 2024 was $1,924,523 and $48,750, respectively.

The Company’s goodwill balance was $1,219,134 as of September 30, 2025 and December 31, 2024. There were no impairment charges related to goodwill for the nine and three months ended September 30, 2025 or 2024.

The Company acquired in-place leases as part of the Block 40 Acquisition. These in-place leases are amortized using the straight-line method over the estimated remaining economic life. The recoverability of the carrying value of these intangible assets is evaluated when events or changes in circumstances indicate that the asset’s value may be impaired. If such analysis indicates that the carrying value of these assets is not recoverable, the carrying value of such assets is reduced to fair value, which is determined based on discounted future cash flows, through a change to the consolidated statement of operations and comprehensive loss.